                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-07309

                      (Investment Company Act File Number)

                   Federated Total Return Government Bond Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 2/28/06
                                     -------

               Date of Reporting Period: Six months ended 8/31/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Total Return Government Bond Fund

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2005		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.86		$11.12		$11.26	$10.58	$10.45	$ 9.58
Income From Investment Operations:
Net investment income	0.24		0.45		0.47	0.54	0.59	0.60
Net realized and unrealized gain (loss) on investments	0.10		(0.26)		(0.14)	0.68	0.12	0.87
TOTAL FROM INVESTMENT OPERATIONS	0.34		0.19		0.33	1.22	0.71	1.47
Less Distributions:
Distributions from net investment income	(0.24)		(0.45)		(0.47)	(0.54)	(0.58)	(0.60)
Net Asset Value, End of Period	$10.96		$10.86		$11.12	$11.26	$10.58	$10.45
Total Return [1]	3.15%		1.78	% [2]	3.04%	11.81%	7.01%	15.85%

Ratios to Average Net Assets:
Net expenses	0.30	% [3]	0.30%		0.30%	0.30%	0.31%	0.30%
Net investment income	4.41	% [3]	4.16%		4.24%	4.92%	5.59%	6.07%
Expense waiver/reimbursement [4]	0.54	% [3]	0.64%		0.65%	0.72%	0.75%	0.87%
Supplemental Data:
Net assets, end of period (000 omitted)	$246,325		$224,314		$176,215	$156,975	$82,138	$70,644
Portfolio turnover	41%		21%		16%	15%	46%	116%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period ended February 28, 2005, the Fund was reimbursed by the Adviser, which had an impact of 0.10% on total return. See Notes to Financial Statements (Note 5).

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2005		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.86		$11.12		$11.26	$10.58	$10.45	$ 9.58
Income From Investment Operations:
Net investment income	0.23		0.42		0.44	0.50	0.55	0.57
Net realized and unrealized gain (loss) on investments	0.09		(0.26)		(0.14)	0.68	0.13	0.87
TOTAL FROM INVESTMENT OPERATIONS	0.32		0.16		0.30	1.18	0.68	1.44
Less Distributions:
Distributions from net investment income	(0.22)		(0.42)		(0.44)	(0.50)	(0.55)	(0.57)
Net Asset Value, End of Period	$10.96		$10.86		$11.12	$11.26	$10.58	$10.45
Total Return [1]	3.00%		1.47	% [2]	2.73%	11.48%	6.69%	15.51%

Ratios to Average Net Assets:
Net expenses	0.60	% [3]	0.60%		0.60%	0.60%	0.61%	0.60%
Net investment income	4.11	% [3]	3.86%		3.94%	4.63%	5.29%	5.78%
Expense waiver/reimbursement [4]	0.57	% [3]	0.59%		0.60%	0.67%	0.70%	0.82%
Supplemental Data:
Net assets, end of period (000 omitted)	$63,120		$59,331		$61,728	$43,626	$33,299	$35,447
Portfolio turnover	41%		21%		16%	15%	46%	116%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period ended February 28, 2005, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on total return. See Notes to Financial Statements (Note 5).

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2005	Ending Account Value 8/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,031.50	$1.54
Institutional Service Shares	$1,000	$1,030.00	$3.07
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.69	$1.53
Institutional Service Shares	$1,000	$1,022.18	$3.06

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.30%
Institutional Service Shares	0.60%

Portfolio of Investments Summary Table

At August 31, 2005, the Fund's portfolio composition 1 was as follows:

Type of Security	Percentage of Total Net Assets [2]
U.S. Treasury Securities	46.2%
U.S. Government Agency Mortgage-Backed Securities	25.6%
U.S. Government Agency Securities	25.3%
Repurchase Agreements--Cash	2.4%
Repurchase Agreements--Collateral [3]	31.3%
Other Assets and Liabilities--Net	(30.8)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.

3 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar roll transactions, as well as cash covering when issued and delayed delivery transactions.

Portfolio of Investments

August 31, 2005 (unaudited)

Principal Amount			Value
		U.S. TREASURY--46.2%
		U.S. Treasury Bonds-15.5%
$325,000		12.000%, 8/15/2013	$398,583
2,200,000	[1]	11.250%, 2/15/2015	3,432,352
3,700,000	[1]	7.250%, 5/15/2016	4,696,669
2,050,000		8.750%, 5/15/2017	2,918,359
1,000,000		8.125%, 5/15/2021	1,439,380
1,800,000		7.250%, 8/15/2022	2,436,462
4,000,000		7.125%, 2/15/2023	5,376,880
6,000,000		6.250%, 8/15/2023	7,445,640
6,500,000		6.875%, 8/15/2025	8,704,930
5,500,000		6.250%, 5/15/2030	7,125,965
3,598,000	[1]	5.375%, 2/15/2031	4,219,231
		TOTAL	48,194,451
		U.S. Treasury Notes-30.7%
4,600,000	[1]	7.000%, 7/15/2006	4,724,706
5,500,000		3.500%, 11/15/2006	5,481,960
2,000,000	[1]	6.250%, 2/15/2007	2,070,620
2,000,000	[1]	6.625%, 5/15/2007	2,092,500
8,300,000	[1]	3.375%, 2/15/2008	8,211,771
1,000,000	[1]	5.500%, 2/15/2008	1,039,840
6,500,000	[1]	4.750%, 11/15/2008	6,676,735
2,800,000		5.500%, 5/15/2009	2,964,052
2,000,000		6.000%, 8/15/2009	2,158,120
18,500,000	[1]	4.000%, 4/15/2010	18,603,970
14,109,000	[1]	4.875%, 2/15/2012	14,862,985
3,600,000	[1]	4.750%, 5/15/2014	3,792,924
14,000,000	[1]	4.125%, 5/15/2015	14,089,740
8,148,800	[1]	U.S. Treasury Inflation Protected Note, 1.625%, 1/15/2015	8,142,444
		TOTAL	94,912,367
		TOTAL U.S. TREASURY (IDENTIFIED COST $136,382,432)	143,106,818
Principal Amount			Value
		GOVERNMENT AGENCIES--25.3%
		Federal Home Loan Bank System-19.5%
$16,300,000		3.750%, 9/29/2006	$16,269,193
18,000,000		3.750%, 1/16/2007	17,932,968
7,000,000		7.250%, 2/15/2007	7,319,270
5,000,000		3.875%, 6/8/2007	4,988,450
3,000,000		6.730%, 6/22/2009	3,273,270
900,000		6.500%, 11/13/2009	981,333
1,300,000		7.375%, 2/12/2010	1,469,585
4,450,000		7.625%, 5/14/2010	5,105,307
2,500,000		6.875%, 8/13/2010	2,800,225
		TOTAL	60,139,601
		Federal Home Loan Mortgage Corp.-5.2%
16,000,000		4.250%, 6/23/2008	15,958,240
70,000		6.750%, 9/15/2029	91,515
		TOTAL	16,049,755
		Federal Agricultural Mortgage Association-0.6%
1,700,000		8.070%, 4/16/2007	1,807,814
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $76,024,767)	77,997,170
		MORTGAGE-BACKED SECURITIES--0.6%
		Federal National Mortgage Association-0.0%
48,595		7.500%, 6/1/2012	51,116
		Government National Mortgage Association-0.6%
2,747		7.500%, 10/15/2026	2,953
894,174		7.000%, 8/15/2027	949,012
132,564		7.500%, 10/15/2027	142,305
95,919		8.000%, 10/15/2027	104,117
585,505		6.500%, 10/15/2031	613,316
		TOTAL	1,811,703
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,786,128)	1,862,819
		COLLATERALIZED MORTGAGE OBLIGATIONS--3.7%
		Federal National Mortgage Association REMIC-0.0%
49,239		REMIC 1988-16 B, 9.500%, 6/25/2018	53,960
16,954		REMIC 1989-35 G, 9.500%, 7/25/2019	18,808
		TOTAL	72,768
		Federal Home Loan Mortgage Corp. REMIC-3.7%
11,076,000		REMIC 2939 DK, 5.500%, 2/15/2030	11,300,486
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,313,015)	11,373,254
Shares or Principal Amount			Value
		MUTUAL FUND--21.3%
6,547,109	[2]	Federated Mortgage Core Portfolio (IDENTIFIED COST $65,722,943)	$66,060,324
		REPURCHASE AGREEMENTS--33.7%
$7,390,000		Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $1,500,150,417 on 9/1/2005. The market value of the underlying security at the end of the period was $1,530,000,000	7,390,000
49,000,000		Interest in $1,000,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Bear Stearns and Co. will repurchase U.S. Government Agency securities with various maturities to 7/25/2044 for $1,000,100,278 on 9/1/2005. The market value of the underlying securities at the end of the period was $1,030,000,636 (held as collateral for securities lending)	49,000,000
48,014,000		Interest in $1,143,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which BNP Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 9/1/2035 for $1,143,114,618 on 9/1/2005. The market value of the underlying securities at the end of the period was $1,169,697,210 (held as collateral for securities lending)	48,014,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	104,404,000
		TOTAL INVESTMENTS--130.8% (IDENTIFIED COST $395,633,285) [3]	404,804,385
		OTHER ASSETS AND LIABILITIES - NET--(30.8)%	(95,359,916)
		TOTAL NET ASSETS--100%	$309,444,469

1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $395,633,285.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2005 (unaudited)

Assets:
Investment in securities	$300,400,385
Investment in repurchase agreements	104,404,000
Total investments in securities, at value including $66,060,324 of investments in affiliated issuers (Note 5) and $94,852,193 of securities loaned (identified cost $395,633,285)		$404,804,385
Cash		119
Income receivable		2,075,547
Receivable for shares sold		464,035
TOTAL ASSETS		407,344,086
Liabilities:
Payable for shares redeemed	420,383
Income distribution payable	419,873
Payable for collateral due to broker	97,014,000
Payable for Directors'/Trustees' fees	1,044
Payable for distribution services fees (Note 5)	5,111
Payable for shareholder services fee (Note 5)	21,182
Accrued expenses	18,024
TOTAL LIABILITIES		97,899,617
Net assets for 28,230,668 shares outstanding		$309,444,469
Net Assets Consist of:
Paid-in capital		$301,899,877
Net unrealized appreciation of investments		9,171,100
Accumulated net realized loss on investments		(1,771,774)
Undistributed net investment income		145,266
TOTAL NET ASSETS		$309,444,469
Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
$246,324,702 ÷ 22,472,187 shares outstanding, no par value, unlimited shares authorized		$10.96
Institutional Service Shares:
$63,119,767 ÷ 5,758,481 shares outstanding, no par value, unlimited shares authorized		$10.96

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2005 (unaudited)

Investment Income:
Interest (including income on securities loaned of $122,158)			$5,514,251
Dividends received from affiliated issuers (Note 5)			1,605,144
TOTAL INCOME			7,119,395
Expenses:
Investment adviser fee (Note 5)		$755,158
Administrative personnel and services fee (Note 5)		121,041
Custodian fees		11,228
Transfer and dividend disbursing agent fees and expenses		50,006
Directors'/Trustees' fees		5,810
Auditing fees		8,016
Legal fees		4,477
Portfolio accounting fees		43,132
Distribution services fee--Institutional Service Shares (Note 5)		83,942
Shareholder services fee--Institutional Shares (Note 5)		182,761
Shareholder services fee--Institutional Service Shares (Note 5)		78,523
Share registration costs		25,153
Printing and postage		6,264
Insurance premiums		5,653
Miscellaneous		5,087
TOTAL EXPENSES		1,386,251
Waivers (Note 5)
Waiver of investment adviser fee	$(635,337)
Waiver of administrative personnel and services fee	(5,955)
Waiver of distribution services fee--Institutional Service Shares	(50,682)
Waiver of shareholder services fee--Institutional Shares	(135,779)
TOTAL WAIVERS		(827,753)
Net expenses			558,498
Net investment income			6,560,897
Realized and Unrealized Gain on Investments:
Net realized gain on investments (including loss on affiliated issuers of $51,826) (Note 5)			447,079
Net change in unrealized appreciation of investments			2,309,791
Net realized and unrealized gain on investments			2,756,870
Change in net assets resulting from operations			$9,317,767

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2005	Year Ended 2/28/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,560,897	$10,447,468
Net realized gain (loss) on investments	447,079	(172,763)
Net increase due to reimbursement from Adviser (Note 5)	--	6,171
Net change in unrealized appreciation/depreciation of investments	2,309,791	(5,720,585)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,317,767	4,560,291
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,114,477)	(8,127,529)
Institutional Service Shares	(1,360,014)	(2,248,582)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,474,491)	(10,376,111)
Share Transactions:
Proceeds from sale of shares	87,739,677	122,478,626
Net asset value of shares issued to shareholders in payment of distributions declared	4,325,304	7,197,991
Cost of shares redeemed	(69,108,647)	(78,157,987)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,956,334	51,518,630
Change in net assets	25,799,610	45,702,810
Net Assets:
Beginning of period	283,644,859	237,942,049
End of period (including undistributed net investment income of $145,266 and $58,860, respectively)	$309,444,469	$283,644,859

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2005 (unaudited)

1. ORGANIZATION

Federated Total Return Government Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters. The investment objective of the Trust is to pursue total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Trust generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. The Trust generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Trust, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Trust's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Trust participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Trust normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Trust, according to agreed-upon rates.

As of August 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$94,852,193	$97,014,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 8/31/2005		Year Ended 2/28/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,048,010	$55,030,897	9,068,935	$98,643,691
Shares issued to shareholders in payment of distributions declared	291,761	3,185,090	521,977	5,693,582
Shares redeemed	(3,531,941)	(38,453,674)	(4,767,425)	(51,943,937)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,807,830	$19,762,313	4,823,487	$52,393,336

	Six Months Ended 8/31/2005		Year Ended 2/28/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,997,813	$32,708,780	2,181,880	$23,834,935
Shares issued to shareholders in payment of distributions declared	104,364	1,140,214	137,945	1,504,409
Shares redeemed	(2,809,350)	(30,654,973)	(2,403,177)	(26,214,050)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	292,827	$3,194,021	(83,352)	$(874,706)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,100,657	$22,956,334	4,740,135	$51,518,630

4. FEDERAL TAX INFORMATION

At August 31, 2005, the cost of investments for federal tax purposes was $395,633,285. The net unrealized appreciation of investments for federal tax purposes was $9,171,100. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,228,516 and net unrealized depreciation from investments for those securities having an excess of cost over value of $57,416.

At February 28, 2005, the Trust had a capital loss carryforward of $2,115,950 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$2,045,099
2013	$ 70,851

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2005, the Adviser voluntarily waived $635,337 of its fee.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Federated Mortgage Core Portfolio	$1,605,144

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Trust.

Distribution Services Fee

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Trust's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Trust may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2005, FSC voluntarily waived $50,682 of its fee. Rather than paying investment professionals directly, the Trust may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended August 31, 2005, FSC retained $33,259 of fees paid by the Trust.

Shareholder Services Fee

The Trust may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Trust's Institutional Shares and Institutional Service Shares to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions. FSSC or these financial institutions may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended August 31, 2005, FSSC voluntarily waived $135,779 of its fee. For the six months ended August 31, 2005, FSSC retained $66,877 of fees paid by the Trust.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $6,171, which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Directors of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2005, were as follows:

Purchases	$11,558,761
Sales	$2,500,000

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31429A105
Cusip 31429A204

G01393-01 (10/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-
                  End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Total Return Government Bond Fund

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive OfficeR

Date              October 21, 2005

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              October 21, 2005